Commitments and Contingencies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels | lease	9
Other (expense) income	$ (8,192)	$ (3,882)	$ (16,910)
Restricted cash – current	42,376	11,888	$ 8,358	$ 53,689
Long-term debt, current maturities	477,168	156,064
Advances on newbuilding contracts (note 14a)	129,271	0
Working Capital Surplus (Deficit)	363,400
Equity Method Investee
Property, Plant and Equipment [Line Items]
Advances on newbuilding contracts (note 14a)	$ 7,000
Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	2
Time charter in contract	20 years
Length of charter contract (in years)	20 years
Carrying value of guarantee liability	$ 4,700	5,200
Unasserted Claim | Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Estimated tax indemnification	$ 1,600	1,600
Exmar LPG Joint Venture
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	19
Carrying value of guarantee liability	$ 700	1,000
Seapeak LLC | Unasserted Claim | Teekay Tangguh Joint Venture
Property, Plant and Equipment [Line Items]
Estimated tax indemnification	$ 1,100	$ 1,100
Teekay Tangguh Joint Venture | Seapeak LLC
Property, Plant and Equipment [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	70.00%
Teekay Tangguh Joint Venture | Seapeak LLC | Unasserted Claim
Property, Plant and Equipment [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	70.00%